John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 96.0%		$395,595,294
(Cost $274,640,331)
China 5.9%		24,344,154
Alibaba Group Holding, Ltd., ADR (A)	30,852	6,022,002
Baidu, Inc., ADR (A)	23,732	3,892,285
NetEase, Inc., ADR	39,731	4,060,906
Niu Technologies, ADR (A)	66,876	1,712,026
Tencent Holdings, Ltd.	88,700	5,349,333
Xinyi Solar Holdings, Ltd.	1,642,083	3,307,602
France 6.5%		26,959,167
Kering SA	12,285	11,021,393
Schneider Electric SE	56,931	9,535,318
Worldline SA (A)(B)	68,402	6,402,456
Germany 4.1%		16,853,106
HelloFresh SE (A)	39,862	3,736,655
Siemens AG	55,918	8,725,089
Vonovia SE	65,957	4,391,362
Ireland 2.1%		8,504,170
Allegion PLC	62,256	8,504,170
Netherlands 1.8%		7,389,794
NXP Semiconductors NV	35,805	7,389,794
Sweden 4.6%		18,803,808
Hexagon AB, B Shares	781,725	12,940,362
Telefonaktiebolaget LM Ericsson, B Shares	508,354	5,863,446
Switzerland 2.6%		10,872,370
Roche Holding AG	28,144	10,872,370
United Kingdom 4.3%		17,893,162
Bunzl PLC	194,764	7,215,510
Capri Holdings, Ltd. (A)	119,595	6,734,394
Nomad Foods, Ltd. (A)	150,967	3,943,258
United States 64.1%		263,975,563
Alphabet, Inc., Class A (A)	3,768	10,152,989
Amedisys, Inc. (A)	10,150	2,645,293
Applied Materials, Inc.	86,330	12,080,157
Arena Pharmaceuticals, Inc. (A)	32,716	2,023,812
ASGN, Inc. (A)	32,611	3,297,950
Blueprint Medicines Corp. (A)	24,170	2,123,818
Boston Scientific Corp. (A)	159,756	7,284,874
Citrix Systems, Inc.	35,231	3,549,523
Comcast Corp., Class A	140,886	8,288,323
Danaher Corp.	20,294	6,037,262
Dropbox, Inc., Class A (A)	135,542	4,268,218
Exelixis, Inc. (A)	114,576	1,930,606
Facebook, Inc., Class A (A)	19,424	6,920,771
Fidelity National Financial, Inc.	284,909	12,709,790
Fidelity National Information Services, Inc.	57,624	8,588,857
Fortune Brands Home & Security, Inc.	76,979	7,503,143
Global Payments, Inc.	36,620	7,082,674
II-VI, Inc. (A)	63,306	4,419,392
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Intuit, Inc.	8,257	$4,375,962
KLA Corp.	33,123	11,532,104
Match Group, Inc. (A)	37,662	5,998,427
MAXIMUS, Inc.	80,038	7,123,382
Microsoft Corp.	33,232	9,468,129
Neurocrine Biosciences, Inc. (A)	20,646	1,924,414
NextEra Energy, Inc.	55,445	4,319,166
NVIDIA Corp.	20,056	3,910,719
PayPal Holdings, Inc. (A)	23,365	6,437,758
PTC, Inc. (A)	36,581	4,954,896
Quest Diagnostics, Inc.	66,592	9,442,746
Stanley Black & Decker, Inc.	26,483	5,218,475
Synopsys, Inc. (A)	41,348	11,907,811
The Toro Company	84,611	9,623,655
Thermo Fisher Scientific, Inc.	24,555	13,259,946
TopBuild Corp. (A)	31,334	6,351,088
TransUnion	43,981	5,280,359
Turning Point Therapeutics, Inc. (A)	29,523	1,884,158
UnitedHealth Group, Inc.	33,111	13,649,017
Visa, Inc., Class A	29,123	7,175,616

Zebra Technologies Corp., Class A (A)	16,707	9,230,283
Preferred securities 2.5%		$10,486,902
(Cost $5,569,255)
South Korea 2.5%		10,486,902
Samsung Electronics Company, Ltd.	167,053	10,486,902

Total investments (Cost $280,209,586) 98.5%	$406,082,196
Other assets and liabilities, net 1.5%	6,065,812
Total net assets 100.0%	$412,148,008

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Information technology	39.3%
Health care	17.8%
Industrials	15.7%
Communication services	10.9%
Consumer discretionary	8.6%
Financials	3.1%
Real estate	1.1%
Utilities	1.0%
Consumer staples	1.0%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$24,344,154	$15,687,219	$8,656,935	—
France	26,959,167	—	26,959,167	—
Germany	16,853,106	—	16,853,106	—
Ireland	8,504,170	8,504,170	—	—
Netherlands	7,389,794	7,389,794	—	—
Sweden	18,803,808	—	18,803,808	—
Switzerland	10,872,370	—	10,872,370	—
United Kingdom	17,893,162	10,677,652	7,215,510	—
United States	263,975,563	263,975,563	—	—
Preferred securities	10,486,902	—	10,486,902	—
Total investments in securities	$406,082,196	$306,234,398	$99,847,798	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$3,637,851	$27,340,965	$(30,978,624)	$(228)	$36	$2,976	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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